Trade Accounts Receivable (Tables)	6 Months Ended
Jul. 31, 2025
Trade Accounts Receivable
Schedule of trade accounts receivable

	July 31,	January 31,
	2025	2025
Trade accounts receivable	62,062	54,702
Less: Provision for credit losses	(721)	(749)
	61,341	53,953

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2025	749
Current period provision for expected losses	2,202
Write-offs charged against the provision	(2,249)
Effect of movements in foreign exchange	19
Balance at July 31, 2025	721